Earnings Per Share - Additional Information (Detail) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Weighted average number of shares outstanding	107,116	100,000
Dilutive securities	0	0